WOA ALL ASSET
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Value
	EXCHANGE-TRADED FUNDS — 92.5%
	EQUITY - 68.6%
56,537	iShares Latin America 40 ETF	$ 1,731,728
166,724	iShares MSCI Australia ETF	4,458,200
179,673	iShares MSCI Canada ETF	6,804,217
38,939	iShares MSCI Emerging Markets ETF	2,136,583
153,106	iShares MSCI France ETF	5,968,072
162,601	iShares MSCI Germany ETF	5,817,864
24,686	iShares MSCI Italy ETF	827,228
83,960	iShares MSCI Japan ETF	5,757,977
41,866	iShares MSCI Netherlands ETF	2,072,367
4,550	iShares MSCI New Zealand ETF	280,053
35,395	iShares MSCI Spain ETF	1,088,042
54,006	iShares MSCI Sweden ETF	2,617,671
141,168	iShares MSCI Switzerland ETF	6,879,117
162,918	iShares MSCI United Kingdom ETF	5,504,999
133,091	SPDR S&P Emerging Asia Pacific ETF	17,790,273
139,897	Vanguard S&P 500 ETF	54,018,428
102,693	Vanguard Small-Cap ETF	22,857,407
		146,610,226
	FIXED INCOME - 23.9%
59,472	iShares 1-3 Year Treasury Bond ETF	5,133,623
122,467	iShares 7-10 Year Treasury Bond ETF	14,010,225
561,674	Vanguard Total International Bond ETF	31,976,101
		51,119,949

	TOTAL EXCHANGE-TRADED FUNDS (Cost $146,823,135)	197,730,175

	OPEN END FUNDS — 7.3%
	FIXED INCOME - 7.3%
460,389	Vanguard Total International Bond Index Fund, Institutional Class	15,708,469
	TOTAL OPEN END FUNDS (Cost $15,419,389)	15,708,469

WOA ALL ASSET
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
624,190	BlackRock Liquidity Funds Treasury Trust Fund, Institutional Class, 0.02% (Cost $624,190)(a)	$ 624,190
	TOTAL INVESTMENTS - 100.1% (Cost $162,866,714)	$ 214,062,834
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(263,850)
	NET ASSETS - 100.0%	$ 213,798,984

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of May 31, 2021.